Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement [Abstract]
Sales	$ 3,502,007	$ 3,403,737	$ 7,265,088	$ 6,939,652	$ 13,945,657	$ 13,505,426	$ 13,082,377
Costs and Expenses:
Cost of services provided	3,159,808	3,132,226	6,514,627	6,303,766	12,661,145	12,191,419	11,836,780
Depreciation and amortization	125,317	135,304	262,141	268,704	542,136	529,213	510,516
Selling and general corporate expenses	96,075	55,992	210,291	111,648	227,902	203,019	187,992
Total Costs and Expenses	3,381,200	3,323,522	6,987,059	6,684,118	13,431,183	12,923,651	12,535,288
Operating income	120,807	80,215	278,029	255,534	514,474	581,775	547,089
Interest and Other Financing Costs, net	102,074	147,124	185,427	260,475	423,845	456,807	451,120
Income (Loss) Before Income Taxes	18,733	(66,909)	92,602	(4,941)	90,629	124,968	95,969
Provision (Benefit) for Income Taxes	5,616	(27,005)	34,569	(8,229)	19,233	18,066	(734)
Income (Loss) from Continuing Operations					71,396	106,902	96,703
Income (Loss) from Discontinued Operations, net of tax					(1,030)	297	(11,732)
Net income (loss)	13,117	(39,904)	58,033	3,288	70,366	107,199	84,971
Less: Net income attributable to noncontrolling interest	201	200	355	578	1,010	3,648	1,125
Net income (loss) attributable to ARAMARK Holdings stockholders	$ 12,916	$ (40,104)	$ 57,678	$ 2,710	$ 69,356	$ 103,551	$ 83,846
Income from Continuing Operations					$ 0.35	$ 0.51	$ 0.47
Income (loss) from Discontinued Operations					$ (0.01)		$ (0.06)
Earnings Per Share, Basic	$ 0.06	$ (0.20)	$ 0.26	$ 0.01	$ 0.34	$ 0.51	$ 0.41
Income from Continuing Operations					$ 0.34	$ 0.49	$ 0.46
Income (loss) from Discontinued Operations					$ (0.01)		$ (0.06)
Earnings Per Share, Diluted	$ 0.05	$ (0.20)	$ 0.25	$ 0.01	$ 0.33	$ 0.49	$ 0.40
Weighted Average Number of Shares Outstanding, Basic	230,693	201,468	218,653	201,728	201,916	203,211	203,525
Weighted Average Number of Shares Outstanding, Diluted	243,376	201,468	229,410	208,841	209,370	209,707	209,999